AMOUNTS DUE TO A RELATED COMPANY AND DIRECTORS (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts due to directors	$ 277,007	$ 199,949	$ 83,377
Directors [Member]
Due to related party		0	22,840
Amounts due to directors		$ 199,949	$ 83,377